Convertible Bridge Note with Related Party (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Related party transactions
Gain on extinguishment			$ 91
6.0% Convertible promissory notes
Related party transactions
Gain on extinguishment	$ 91
Bridge Notes Purchase Agreement | Investors | 6.0% Convertible promissory notes
Related party transactions
Amount issued		$ 5,000
Stated interest rate		6.00%